Finance debt - Currency of long-term debt (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Borrowings	€ 28,729	€ 26,917
Short term debt
Borrowings
Borrowings	4,092	4,446
Short term debt | Euro
Borrowings
Borrowings	3,469	3,994
Short term debt | U.S. dollars
Borrowings
Borrowings	614	337
Short term debt | Other Currency [Member]
Borrowings
Borrowings	9	115
Long term debt and current portion of long-term debt
Borrowings
Borrowings	24,637	22,471
Long term debt and current portion of long-term debt | Euro
Borrowings
Borrowings	20,293	17,171
Long term debt and current portion of long-term debt | U.S. dollars
Borrowings
Borrowings	4,342	5,298
Long term debt and current portion of long-term debt | Other Currency [Member]
Borrowings
Borrowings	€ 2	€ 2